RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

From time to time the Company may enter into non-arm’s length transactions with related parties, however the Company exercises its best efforts to ensure that such transactions are valued on a basis comparable to a true arm’s length transaction.

During the second quarter of 2021, the remaining two notes from officers of the Company, totaling $40,000 of principal and $10,000 of OID, were repaid in cash.

NOTE 5 - RELATED PARTY TRANSACTIONS

From time to time the Company may enter into non-arm’s length transactions with related parties, however the Company exercises its best efforts to ensure that such transactions are valued on a basis comparable to a true arm’s length transaction.

During 2020, one officer advanced $48,083 to the Company, carrying no stated interest rate nor maturity. This advance was repaid during 2020.

During the second quarter of 2021, the remaining two notes from officers of the Company, totaling $40,000 of principal and $10,000 of OID, were repaid in cash.